Intangible Assets, Net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)
Intangible Assets, Net
Intangible assets, net	¥ 23,240	¥ 29,437		$ 3,273
Estimated amortization expenses for each of five succeeding fiscal years
2023	6,197
2024	6,197
2025	6,197
2026	4,649
Total	23,240
Customer relationships
Intangible Assets, Net
Intangible assets, gross	61,973	61,973
Less: accumulated amortization	(38,733)	(32,536)
Intangible assets, net	23,240	29,437
COE Business | Customer relationships
Intangible Assets, Net
Amortization expenses	¥ 6,197	¥ 6,197	¥ 6,198